Expense Example, No Redemption (Vanguard Total World Stock Index Fund Institutional)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192